Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 28, 2011
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Strategic Real Return over time.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 9, 13, 17, 21, 25, 29, 33, 37, 41, and 45, respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 48.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 70.

Andrew Dierdorf is co-manager of Fidelity Advisor Freedom Funds, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

The following information replaces the similar information found in the "Fund Management" section on page 70.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B (other than Fidelity Advisor Freedom 2055 Fund), and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

The following information supplements the similar information found in the "Fund Management" section on page 71.

Fidelity Advisor Freedom 2055 Fund
Class A

Class T

Class B

Class C

Rate	0.25%	0.50%	--	1.00%
Effective Date	6/1/11	6/1/11	--	6/1/11

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 73.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

AFF-11-08 August 3, 2011
1.790697.133

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 74.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, or Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 28, 2011
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Strategic Real Return over time.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 8, 12, 16, 20, 24, 28, 32, 35, 38, and 41, respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 43.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information supplements the similar information found in the "Buying Shares" section on page 60.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 64.

Andrew Dierdorf is co-manager of Fidelity Advisor Freedom Funds, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

The following information replaces the similar information found in the "Fund Management" section on page 64.

FMR has voluntarily agreed to reimburse Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

The following information supplements the similar information found in the "Fund Management" section on page 65.

Fidelity Advisor Freedom 2055 Fund
Institutional Class

Rate	0.00%
Effective Date	6/1/11

AFFI-11-07 August 3, 2011
1.790698.126

Supplement to the
Fidelity Freedom Funds®
May 28, 2011
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Each Fidelity Freedom Fund is expected to cease its investments in Fidelity Strategic Real Return over time.

The following information replaces similar information for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 7, 13, 19, 25, 31, 37, 43, 49, 55, 61, 67, and 73 respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 77.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 119.

Andrew Dierdorf is co-manager of the Fidelity Freedom Funds, which he has managed since since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

FF-11-04 August 3, 2011
1.708110.152

Supplement to the
Fidelity Freedom Funds®
May 28, 2011
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Each Fidelity Freedom Fund is expected to cease its investments in Fidelity Strategic Real Return over time.

The following information replaces similar information for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 8, 11, 14, 17, 20, 23, 26, 29, 32, 35, and 38, respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 40.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 62.

Andrew Dierdorf is co-manager of the Fidelity Freedom Funds, which he has managed since since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

FF-11-04L August 3, 2011
1.808379.122

Supplement to the
Fidelity Freedom K® Funds
May 28, 2011
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom K® Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom K® Fund from time to time. Each Fidelity Freedom K® Fund is expected to cease its investments in Fidelity Strategic Real Return over time.

The following information replaces similar information for Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, and Fidelity Freedom K® 2050 Fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 8, 11, 14, 17, 20, 23, 26, 29, 32, 35, and 38, respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2055 Fund under the heading "Portfolio Manager(s)" on page 40.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information replaces the biographical information for Jonathan Shelon found in the "Fund Management" section on page 60.

Andrew Dierdorf is co-manager of the Fidelity Freedom K® Funds, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

FF-K-11-04 August 3, 2011
1.900382.108